Stock Options and Warrants (Details 6) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants outstanding		339,043	9,784,016
Exercise price per share		$ 17.81
Number of warrants exercisable		339,043
Warrants exercisable Price per share		$ 17.81	$ 0.54
2013 Services Warrants - July [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		Jul-13	Jul-13
Expiry Date		Jul-18	Jul-18
Number of warrants outstanding		9,494	474,687
Exercise price per share		$ 37.50	$ 0.75
2013 Services Warrants - August [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		Aug-13	Aug-13
Expiry Date		Aug-18	Aug-18
Number of warrants outstanding		729	36,400
Exercise price per share		$ 37.50	$ 0.75
2013 Services Warrants - November [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		Nov-13	Nov-13
Expiry Date		Nov-18	Nov-18
Number of warrants outstanding		2,400	120,000
Exercise price per share		$ 50.00	$ 1.00
2014 Services Warrants - April (1) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		Apr-14	Apr-14	[1]
Expiry Date		Apr-19	Apr-19	[1]
Number of warrants outstanding		13,657	682,836	[2]
Exercise price per share		$ 39.00	$ 37.50	[1]
2014 Convertible Notes Warrants (2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[3]		Apr-14
Expiry Date	[3]		Apr-19
Number of warrants outstanding	[4]		4,097,016
Exercise price per share	[3]		$ 25.00
2014 Services Warrants- September(2) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		Aug-14
Expiry Date		Aug-19
Number of warrants outstanding		16,000
Exercise price per share		$ 25.00
2014 PIPE Warrants- September(3) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		Sept-14
Expiry Date		Sept-18
Number of warrants outstanding		26,500
Exercise price per share		$ 25.00
2014 Services Warrants - September (3) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[5]		Aug-14
Expiry Date	[5]		Aug-19
Number of warrants outstanding	[6]		800,000
Exercise price per share	[5]		$ 25.00
2014 PIPE Warrants - September (4) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[7]		Sept-14
Expiry Date	[7]		Sept-18
Number of warrants outstanding	[8]		1,325,000
Exercise price per share	[7]		$ 25.00
2014 Services Warrants - November(4) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		Nov-14
Expiry Date		Nov-18
Number of warrants outstanding		6,500
Exercise price per share		$ 25.00
2014 Services Warrants - November (5) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[9]		Nov-14
Expiry Date	[9]		Nov-18
Number of warrants outstanding	[10]		325,000
Exercise price per share	[9]		$ 25.00
2014 Settlement Warrants- December(5) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		Dec-14
Expiry Date		Dec-19
Number of warrants outstanding		38,464
Exercise price per share		$ 25.00
2014 Settlement Warrants - December (6) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date	[11]		Dec-14
Expiry Date	[11]		Dec-19
Number of warrants outstanding	[12]		1,923,077
Exercise price per share	[11]		$ 25.00
2015 Senior Notes Warrants(6) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		Apr/May-15
Expiry Date		Apr/May-20
Number of warrants outstanding		219,785
Exercise price per share		$ 5,514
2015 Services Warrants - May [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue Date		May-15
Expiry Date		May-15
Number of warrants outstanding		12.50
Exercise price per share		$ 12.50

[1]	The 2014 Services Warrants - April were issued for fees incurred in conjunction with the 2014 Convertible Notes. The warrants were valued on the issuance date at $11.50 per warrant in conjunction with the valuation approach used for the 2014 Convertible Notes Warrants initial valuation.
[2]	The 2014 Services Warrants April were issued for fees incurred in conjunction with the 2014 Convertible Notes. The warrants were valued on the issuance date at $0.23 per warrant in conjunction with the valuation approach used for the 2014 Convertible Notes Warrants initial valuation.
[3]	The 2014 Convertible Notes Warrants ("Convertible Notes Warrants") were issued in conjunction with the April 2014 Convertible Notes described in Note 8 above. The Convertible Notes Warrants were originally issued with an exercise price of $39.00 per share and have anti-dilution price protection whereby if the Company issues any common stock, or securities convertible or exercisable into common stock at a price per share less than the exercise price of the Convertible Notes Warrants, the Company is obligated to reduce the exercise price of the Convertible Notes Warrants to an exercise price at, or below the new issuance price. On September 22, 2014, the Company issued 533,334 shares of common stock at a price per share of $7.50 as described in Note 11 above. In conjunction with this issuance, the Company received a waiver from the warrant holders which waived the reset of their exercise price which would have been to $7.50 per share. The terms of the waiver required the Company to reduce the warrant exercise price to $25.00 per share, from $39.00 per share and also required the Company to make a further adjustment to the exercise price on March 22, 2015. On that date, the Company is obligated to reset the warrant exercise price to the lower of the current exercise price of $25.00 per warrant, or to an exercise price equivalent to 70% of the weighted average price of the Company's common stock for the preceding 10 trading days prior to March 24, 2015. The Company currently accounts for the Convertible Notes Warrants as derivative liabilities. On March 24, 2015 the Company adjusted the exercise price of the Convertible Notes Warrants to $5.50 per share. Issuances of future securities below $5.50 per share would require an additional reduction in the Convertible Notes Warrants exercise price.
[4]	The 2014 Convertible Notes Warrants ("Convertible Notes Warrants") were issued in conjunction with the April 2014 Convertible Notes described in Note 8 above. The Convertible Notes Warrants were originally issued with an exercise price of $0.78 per share and have anti-dilution price protection whereby if the Company issues any common stock, or securities convertible or exercisable into common stock at a price per share less than the exercise price of the Convertible Notes Warrants, the Company is obligated to reduce the exercise price of the Convertible Notes Warrants to an exercise price at, or below the new issuance price. On September 22, 2014, the Company issued approximately 26.7 million common shares at a price per share of $0.15 as described in Note 11 above. In conjunction with this issuance, the Company received a waiver from the warrant holders which waived the reset of their exercise price which would have been to $0.15 per share. The terms of the waiver required the Company to reduce the warrant exercise price to $0.50 per share, from $0.78 per share and also required the Company to make a further adjustment to the exercise price on March 22, 2015. On that date, the Company is obligated to reset the warrant exercise price to the lower of the current exercise price of $0.50 per warrant, or to an exercise price equivalent to 70% of the weighted average price of the Company's common stock for the preceding 10 trading days prior to March 24, 2015. The Company currently accounts for the Convertible Notes Warrants as derivative liabilities. On March 24, 2015 the Company adjusted the exercise price of the Convertible Notes Warrants to $0.11 per share. Issuances of future securities below $0.11 per share would require an additional reduction in the Convertible Notes Warrants exercise price.
[5]	The 2014 Services Warrants September were issued to a consultant in exchange for advisory services with no readily available fair value. The warrants were originally issued at $39.00 per warrant and had a one-time price reset provision to the exercise price of the Convertible Notes Warrants if the exercise price of the Convertible Notes Warrants changed prior the September 30, 2014. On September 22, 2014, the exercise price was changed to $25.00 per warrant. There are no further exercise price changes for this warrant series. The warrants were valued using the Black-Scholes option pricing model at $131,000 on the issuance date with an additional $6,000 recorded to expense on September 22, 2014 to reflect the change in fair value resulting from the exercise price change.
[6]	The 2014 Services Warrants September were issued to a consultant in exchange for advisory services with no readily available fair value. The warrants were originally issued at $0.78 per warrant and had a one-time price reset provision to the exercise price of the Convertible Notes Warrants if the exercise price of the Convertible Notes Warrants changed prior the September 30, 2014. On September 22, 2014, the exercise price was changed to $0.50 per warrant. There are no further exercise price changes for this warrant series. The warrants were valued using the Black-Scholes option pricing model at $131,000 on the issuance date with an additional $6,000 recorded to expense on September 22, 2014 to reflect the change in fair value resulting from the exercise price change.
[7]	On September 22, 2014 the Company issued 26,500 warrants with a strike price of $25.00 per warrant in conjunction with placement agent services for the Company's September 2014 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $296,000 on the issuance date.
[8]	On September 22, 2014 the Company issued 1,325,000 warrants with a strike price of $0.50 per warrant in conjunction with placement agent services for the Company's September 2014 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $296,000 on the issuance date.
[9]	On November 26, 2014, the Company issued 6,500 warrants with a strike price of $25.00 per warrant for compensation for investor relations services provided. The warrants were valued using the Black-Scholes option pricing model at $43,000 on the issuance date.
[10]	On November 26, 2014, the Company issued 325,000 warrants with a strike price of $0.50 per warrant for compensation for investor relations services provided. The warrants were valued using the Black-Scholes option pricing model at $43,000 on the issuance date.
[11]	On December 1, 2014, the Company issued 19,232 warrants with a strike price of $39.00 per warrant and on December 15, 2014 issued 19,232 warrants with a strike price of $25.00 per warrant to settle legal disputes resulting from claims made by the investors in the November 2013 private equity placement. The warrants issued on December 1, 2014 were issued concurrent with 8,462 shares of the Company's common stock in partial settlement of the claim from two investors. The Company settled all remaining claims with all remaining investors in the November 2013 private placement on December 15, 2014 by issuing the second tranche of warrants and setting the price of each warrant series issued at $25.00 with no further reset provisions. The combined issuance of the warrants and expense resulting from any price changes were valued using the Black-Scholes option pricing model at $246,000 and expensed to general and administrative expense.
[12]	On December 1, 2014, the Company issued 961,539 warrants with a strike price of $0.78 per warrant and on December 15, 2014 issued 961,538 warrants with a strike price of $0.50 per warrant to settle legal disputes resulting from claims made by the investors in the November 2013 private equity placement. The warrants issued on December 1, 2014 were issued concurrent with 423,077 shares of the Company's common stock in partial settlement of the claim from two investors. The Company settled all remaining claims with all remaining investors in the November 2013 private placement on December 15, 2014 by issuing the second tranche of warrants and setting the price of each warrant series issued at $0.50 with no further reset provisions. The combined issuance of the warrants and expense resulting from any price changes were valued using the Black-Scholes option pricing model at $246,000 and expensed to general and administrative expense.